Document and Entity Information	Oct. 23, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 23, 2024
Entity Registrant Name	UPWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38678
Entity Tax Identification Number	46-4337682
Entity Address Address Line 1	530 Lytton Avenue
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94301
City Area Code	650
Local Phone Number	316-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	UPWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001627475
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	475 Brannan Street
Entity Address Address Line 2	Suite 430
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94107